Acquisitions (Details Narrative) (10-K) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 10, 2019	Aug. 22, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 24, 2018
Purchase equipment					$ 172,387	$ 305,511	$ 1,161,625	$ 252,645
Goodwill			$ 656,348		656,348		656,348
Cash payment							35,116
Sales revenue			$ 834,686	$ 1,383,416	$ 2,269,740	$ 2,567,790	$ 4,959,005	6,022,669
Equity ownership percentage							50.00%
Loss on sale of business								(456,169)
Restaurant Sales [Member]
Sales revenue							3,466,553	3,869,758
CTI [Member]
Loss on sale of business								$ 456,169
Stock Purchase Agreement [Member] | CTI [Member]
Equity ownership percentage									70.00%
Total purchase price share									$ 1.00
Midtown Acquisition [Member]
Purchase price		$ 121,464
Purchase equipment		35,116
Goodwill		86,348
Cash payment		35,000
Assumed liability		$ 86,000
Midtown Acquisition [Member] | Restaurant Sales [Member]
Sales revenue							299,000
Bronx Acquisition [Member]
Purchase price	$ 600,000
Purchase equipment	30,000
Goodwill	570,000
Cash payment	300,000
Assumed liability	$ 300,000
Promissory note term	5 years
Promissory note interest percentage	8.00%
Bronx Acquisition [Member] | Restaurant Net Sales [Member]
Sales revenue							$ 223,000